Capital and reserves	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital And Reserve Reconciliation Of Movement In Equity [Abstract]
Capital and reserves

18 Capital and reserves

(a)	Share capital

	Ordinary shares of 25p each Number of shares	£m

Allotted and fully paid

1 January 2019	2,456,415,884	614.09

Changes during the year

– share option schemes	104,854	0.03

31 December 2019	2,456,520,738	614.12

Allotted and fully paid

1 January 2018	2,456,278,414	614.06

Changes during the year

– share option schemes	137,470	0.03

31 December 2018	2,456,415,884	614.09

Allotted and fully paid

1 January 2017	2,027,019,508	506.75

Changes during the year

– share option schemes	213,144	0.05

– Issue of shares RAI acquisition	429,045,762	107.26

31 December 2017	2,456,278,414	614.06

(b) Share premium account, capital redemption reserves and merger reserves comprise:

	Share premium account £m	Capital redemption reserves £m	Merger reserves £m	Total £m

31 December 2019	94	101	26,414	26,609

31 December 2018	91	101	26,414	26,606

31 December 2017	87	101	26,414	26,602

Share premium account

The share premium account includes the difference between the value of shares issued and their nominal value. The increase of £3 million (2018: £4 million; 2017: £5 million) relates solely to ordinary shares issued under the Company’s share option schemes.

Capital redemption account

On the purchase of own shares as part of the share buy-back programme for shares which are cancelled, a transfer is made from retained earnings to the capital redemption reserve equivalent to the nominal value of shares purchased. Purchased shares which are not cancelled are classified as treasury shares and presented as a deduction from total equity.

Merger reserve account

The merger reserve comprises:

a.

In 1999, shares were issued for the acquisition of the Rothmans International B.V. Group and the difference between the fair value of shares issued and their nominal value of £3,748 million was credited to merger reserves; and

b.

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group.  Shares were issued for the acquisition and the difference between the fair value of shares issued and their nominal value of £22,666 million was credited to merger reserves.

(c)	Equity attributed to owners of the parent - movements in other reserves and retained earnings (which are after deducting treasury shares) shown above comprise:

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2019	(914)	(177)	6	179	573	(333)	(5,242)	43,799

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	5,704

Differences on exchange	(2,948)	–	–	–	–	(2,948)	–	–

Cash flow hedges

– net fair value losses	–	(246)	–	–	–	(246)	–	–

– reclassified and reported in profit for the year	–	53	–	–	–	53	–	–

Net investment hedges

– net fair value gains	21	–	–	–	–	21	–	–

– differences on exchange on borrowings	(18)	–	–	–	–	(18)	–	–

Associates - share of OCI, net of tax (note 5)	(115)	–	–	–	–	(115)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	56	–	–	–	56	–	–

Retirement benefit schemes

– net actuarial losses (note 11)	–	–	–	–	–	–	–	(582)

– surplus recognition (note 11)	–	–	–	–	–	–	–	(7)

Associates - share of OCI, net of tax (note 5)	–	–	7	–	–	7	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	75
Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(32)	–	–	–	(32)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	115

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(3,476)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(117)	–
Other movements	–	–	–	–	–	–	98	(133)

31 December 2019	(3,974)	(346)	13	179	573	(3,555)	(5,261)	45,495

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Fair value reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

Accounting policy change (IFRS 9) (note 30)	–	–	(9)	–	–	(9)	–	(29)

1 January 2018	(4,029)	(132)	8	179	573	(3,401)	(5,195)	42,101

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	6,032

Differences on exchange	3,861	–	–	–	–	3,861	–	–

Cash flow hedges

– net fair value losses	–	(58)	–	–	–	(58)	–	–

– reclassified and reported in profit for the year	–	17	–	–	–	17	–	–

Investments held at fair value

– reclassified and reported in retained earnings	–	–	(8)	–	–	(8)	–	8

Net investment hedges

– net fair value losses	(472)	–	–	–	–	(472)	–	–

– differences on exchange on borrowings	(236)	–	–	–	–	(236)	–	–

Associates - share of OCI, net of tax (note 5)	(38)	–	–	–	–	(38)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	18	–	–	–	18	–	–

Retirement benefit schemes

– net actuarial gains (note 11)	–	–	–	–	–	–	–	138

– surplus recognition (note 11)	–	–	–	–	–	–	–	4

Associates - share of OCI, net of tax (note 5)	–	–	6	–	–	6	–	–

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(33)

Other changes in equity

Cash flow hedges reclassified and reported in total assets	–	(22)	–	–	–	(22)	–	–

Employee share options

– value of employee services	–	–	–	–	–	–	–	121

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,463)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(139)	–

Non-controlling interests - acquisitions (note 23(c))	–	–	–	–	–	–	–	(11)

Other movements	–	–	–	–	–	–	92	(98)

31 December 2018	(914)	(177)	6	179	573	(333)	(5,242)	43,799

							Retained earnings

	Translation reserve (i) £m	Hedging reserve (ii) £m	Available- for-sale reserve (iii) £m	Revaluation reserve (iv) £m	Other (v) £m	Total other reserves £m	Treasury shares (vi) £m	Other £m

1 January 2017	(382)	4	39	179	573	413	(5,053)	8,384

Comprehensive income and expense

Profit for the year	–	–	–	–	–	–	–	37,485

Differences on exchange	(3,082)	–	–	–	–	(3,082)	–	–

Cash flow hedges

– net fair value losses	–	(263)	–	–	–	(263)	–	–

– reclassified and reported in profit for the year	–	109	–	–	–	109	–	–

– reclassified and reported in total assets	–	(16)	–	–	–	(16)	–	–

Investments held at fair value

– net fair value losses	–	–	(27)	–	–	(27)	–	–

Net investment hedges

– net fair value gains	425	–	–	–	–	425	–	–

– differences on exchange on borrowings	(67)	–	–	–	–	(67)	–	–

Associates - share of OCI, net of tax (note 5)	(923)	–	5	–	–	(918)	–	–

Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss (note 6(f))	–	34	–	–	–	34	–	–

Retirement benefit schemes

– net actuarial gains (note 11)	–	–	–	–	–	–	–	832

– surplus recognition (note 11)	–	–	–	–	–	–	–	(5)

Associates - share of OCI, net of tax (note 5)	–	–	–	–	–	–	–	25

Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss (note 6(f))	–	–	–	–	–	–	–	(171)

Other changes in equity

Employee share options

– value of employee services	–	–	–	–	–	–	–	105

Dividends and other appropriations

– ordinary shares	–	–	–	–	–	–	–	(4,465)

Purchase of own shares

– held in employee share ownership trusts	–	–	–	–	–	–	(205)	–

Other movements	–	–	–	–	–	–	63	(60)

31 December 2017	(4,029)	(132)	17	179	573	(3,392)	(5,195)	42,130

i.	Translation reserve:

The translation reserve is explained in the accounting policy on foreign currencies in note 1.

In 2018, within the translation reserve differences on exchange, a gain of £107 million has been recognised in relation to the application of hyperinflationary accounting in Venezuela as explained in note 3(h).

In 2017, included within the £923 million of differences on exchange in respect of associates is a debit of £545 million in respect of foreign exchange recycled from reserves as a result of the divestment of the RAI associate. This has been reported in the Group’s share of post-tax results of associates and joint ventures.

ii.	Hedging reserve:

The hedging reserve is explained in the accounting policy on financial instruments in note 1.

Of the amounts reclassified from the hedging reserve and reported in profit for the year, a gain of £12 million (2018: £15 million gain; 2017: £52 million gain) and a gain of £3 million (2018: £23 million gain; 2017: £27 million loss) were reported within revenue and raw materials and consumables, respectively, together with a gain of £11 million (2018: £7 million loss; 2017: £4 million gain) reported in other operating expenses and a gain of £27 million (2018: £14 million loss; 2017: £80 million gain) reported within net finance costs.

The Group hedges certain foreign currency denominated borrowings with cross-currency interest rate swaps. As permitted by IFRS 9 Financial Instruments, the foreign currency basis spreads have been separated from the hedging instrument and are recognised in reserves as a “cost of hedging” and are reclassified to the income statement in the same period in which profit and loss is affected by the hedged expected cashflows as a component of the associated interest expense. The basis spreads are disclosed within hedging reserves as they are not material. Included within the balance of hedging reserves at 31 December 2019 is an accumulated gain of £14 million (2018: £20 million gain) in respect of the cost of hedging.

iii.	Fair value reserve (available-for-sale reserve, prior to 1 January 2018):

The fair value reserve (available-for-sale reserve, prior to 1 January 2018) is explained in the accounting policy on financial instruments in note 1. Fair value gains and losses arising from investments held at fair value through other comprehensive income are recognised in this reserve.

iv.	Revaluation reserve:

The revaluation reserve relates to the acquisition of the cigarette and snus business of ST in 2008.

v.	Other reserves:

Other reserves comprise:

(a) £483 million which arose in 1998 from merger accounting in a Scheme of Arrangement and Reconstruction whereby British American Tobacco p.l.c. acquired the entire share capital of B.A.T Industries p.l.c. and the share capital of that company’s principal financial services subsidiaries was distributed, so effectively demerging them; and

(b) In the 1999 Rothmans transaction, convertible redeemable preference shares were issued as part of the consideration. The discount on these shares was amortised by crediting other reserves and charging retained earnings. The £90 million balance in other reserves comprises the accumulated balance in respect of the preference shares converted during 2004.

vi.	Treasury shares:

Total equity attributable to owners of the parent is stated after deducting the cost of treasury shares which include £4,845 million (2018: £4,845 million; 2017: £4,845 million) for shares repurchased and not cancelled and £416 million (2018: £397 million; 2017: £350 million) in respect of the cost of own shares held in employee share ownership trusts.

The share buy-back programme was suspended from 30 July 2014. As at 31 December 2019, treasury shares include 8,275,677 (2018: 7,536,408; 2017: 6,750,597) of shares held in trust and 162,645,590 (2018: 162,645,590; 2017: 162,645,590) of shares repurchased and not cancelled as part of the Company’s share buy-back programme.

Taxation in equity
The tax attributable to components of other comprehensive income is as follows:

	2019 £m	2018 £m	2017 £m

Hedging reserve

Cash flow hedges – net fair value losses	56	18	34

	56	18	34

Retained earnings

– actuarial losses/(gains) in respect of subsidiaries	75	(33)	(171)

	75	(33)	(171)

Owners of the parent	131	(15)	(137)

Non-controlling interests	–	–	–

Total tax recognised in other comprehensive income for the year (note 6(f))	131	(15)	(137)

(c)	Non-controlling interests

Movements in non-controlling interests primarily relate to profit for the year and dividends (reported as a movement in retained earnings) and differences on exchange arising from the translation into sterling (reported as a movement in other reserves). Information on subsidiaries with material non-controlling interests is provided in note 28.

(d)	Dividends and other appropriations

With effect from 1 January 2018, the Company pays dividends on a quarterly basis. The interim quarterly dividend payment for the year ended 31 December 2018 of 203.0p per ordinary share (prior year: 195.2p per ordinary share) was payable in four equal instalments: amounts payable in May 2019 of £1,157 million (May 2018: £1,117 million), August 2019 of £1,159 million (August 2018: £1,112 million), November 2019 of £1,160 million (November 2018: £1,115 million) and £1,161 million in February 2020 (February 2019: £1,119 million) respectively. The total dividends recognised as an appropriation from reserves in 2019 was £3,476 million (2018: £4,463 million).

Prior to 2018, the Group paid a final dividend of 118.1p per share in May 2017 amounting to £2,181 million and an interim dividend of 56.5p per share in September 2017 amounting to £1,284 million. As part of the transition to interim dividends, and to ensure shareholders received the equivalent amount of total cash payments in 2018 as they would have under the previous payment policy, an additional interim dividend of 43.6p per share amounting to £1,000 million was paid in February 2018. The total dividends appropriated from reserves in respect of 2017 were £4,465 million.

During the year, as an outcome of the Financial Reporting Council’s (FRC’s) review of the Group’s 2018 Report and Accounts, the Group received correspondence related to a number of areas, including the accounting treatment for interim dividends. It was agreed that the recognition of an accrual at 31 December 2017 (in respect of the dividend paid in February 2018) and 31 December 2018 (in respect of the dividend paid in February 2019) was incorrect.  The error was identified by reference to the ICAEW Technical Release 02/17BL regarding ‘Guidance on Realised and Distributable Profits under the Companies Act 2006’. This translated into an overstatement of liabilities and understatement of equity by £1,000 million in 2017 and £1,116 million in 2018. Accordingly, the Group has revised the treatment with respect to dividends, to recognise interim dividends in the period in which they are paid. The review conducted by the FRC was based solely on the Group’s published report and accounts and does not provide any assurance that the report and accounts are correct in all material respects.

After considering the requirements of IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, the Directors determined that the impact of the error, whilst over the Group’s materiality (£330 million in 2017 and £420 million in 2018), would not influence the economic decisions of the users of the financial statements with the share price trading “ex-dividend” at the balance sheet date. The Directors also determined that there was no impact to the amount or timing of the cash received by shareholders, no impact to the Group’s Income Statement in those periods and had no impact to the Group’s performance metrics on an actual or forecast basis. Accordingly, the Directors concluded that the error was not material and that prior years would not be restated.

From 2019, the Group will recognise interim dividends as a liability in the Group’s financial statements in the period in which they are paid. This does not constitute any change in the Group’s approach to dividend distribution to shareholders which remains being the declaration of the dividend by the Directors in February following the balance sheet date, payable over 4 equal quarterly instalments.

In addition, on 27 February 2020, the Board declared an interim dividend of 210.4p per ordinary share of 25p, for the year ended 31 December 2019, payable in four equal quarterly instalments of 52.6p per ordinary share in May 2020, August 2020, November 2020 and February 2021. These payments will be recognised as appropriations from reserves in 2020 and 2021. The total amount payable is estimated to be £4,826 million based on the number of shares outstanding at the date of these accounts.